REVENUE - Disaggregation of revenue (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenue	$ 37,653	$ 13,494	$ 93,194	$ 65,796
Travel Marketplace
Disaggregation of Revenue [Line Items]
Revenue	37,361	13,150	92,038	65,057
SAAS Platform
Disaggregation of Revenue [Line Items]
Revenue	$ 292	$ 344	$ 1,156	$ 739